OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER	6 Months Ended
Jun. 30, 2018
Disclosure Of Obligations, Guarantees, Contingencies And Other [Abstract]
OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER
OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER
In the normal course of operations, the partnership and its consolidated entities execute agreements that provide for indemnification and guarantees to third parties in transactions such as business dispositions, business acquisitions, sales of assets and sales of services.

Certain of the partnership’s operating subsidiaries have also agreed to indemnify their directors and certain of their officers and employees. The nature of substantially all of the indemnification undertakings prevent the partnership from making a reasonable estimate of the maximum potential amount that it could be required to pay third parties as the agreements do not specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, neither the partnership nor its consolidated subsidiaries have made significant payments under such indemnification agreements.

The partnership and its operating subsidiaries may be contingently liable with respect to litigation and claims that arise from time to time in the normal course of business or otherwise.

On March 26, 2018, the partnership entered into a definitive agreement with GGP for the partnership to acquire all of the outstanding shares of common stock of GGP other than those shares currently held by the partnership and its affiliates. In the transaction, GGP shareholders will be entitled to elect to receive, for each GGP common share, either $23.50 in cash or either one LP Unit or one share of a new U.S. REIT security from the partnership, subject to proration based on aggregate cash consideration of $9.25 billion. The transaction is subject to the approval of (1) GGP shareholders representing at least two-thirds of the outstanding GGP common stock and (2) GGP shareholders representing a majority of the outstanding GGP common stock not owned by partnership and its affiliates. On July 26, 2018, GGP shareholders approved of the transaction. See Note 35, Subsequent Events for further information.

At June 30, 2018, the partnership has commitments totaling approximately $1,033 million for the development of Manhattan West in Midtown New York, Greenpoint Landing in Brooklyn, as well as the redevelopment of One Allen Center, Two Allen Center, and Three Allen Center in Houston, approximately £171 million ($226 million) for the development of 100 Bishopsgate in London and approximately AED 462 million ($126 million) for the development of ICD Brookfield Place in Dubai.

During 2013, Brookfield Asset Management announced the final close on the $4.4 billion Brookfield Strategic Real Estate Partners (“BSREP”) fund, a global private fund focused on making opportunistic investments in commercial property. The partnership, as lead investor, committed approximately $1.3 billion to the fund. As of June 30, 2018, there remained approximately $170 million of uncontributed capital commitments.

In April 2016, Brookfield Asset Management announced the final close on the $9.0 billion second BSREP fund to which the partnership had committed $2.3 billion as lead investor. As of June 30, 2018, there remained approximately $860 million of uncontributed capital commitments.

In November 2017, Brookfield Asset Management announced the final close on the $2.9 billion fifth Brookfield Real Estate Finance Fund (“BREF”) to which the partnership had committed $400 million. As of June 30, 2018, there remained approximately $300 million of uncontributed capital commitments.

The partnership maintains insurance on its properties in amounts and with deductibles that it believes are in line with what owners of similar properties carry. The partnership maintains all risk property insurance and rental value coverage (including coverage for the perils of flood, earthquake and named windstorm). The partnership does not conduct its operations, other than those of equity accounted investments, through entities that are not fully or proportionately consolidated in these financial statements, and has not guaranteed or otherwise contractually committed to support any material financial obligations not reflected in these financial statements.